Condensed Consolidating Financial Statements - Condensed Consolidating Balance Sheets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 225,980,000	$ 167,088,000	$ 12,893,000	$ 93,897,000	$ 2,468,000	$ 1,724,000
Accounts receivable - oil and gas	22,023,000	25,615,000		28,019,000
Accounts receivable - related parties	37,062,000	34,848,000		4,731,000
Accounts receivable - intercompany	0
Prepaid expenses and other current assets	1,435,000	1,506,000		1,327,000
Short-term derivative instruments	343,000	664,000		1,601,000
Total current assets	286,843,000	229,721,000		129,575,000
Property and equipment:
Oil and natural gas properties	1,932,419,000	1,611,090,000		1,035,754,000
Other property and equipment	8,924,000	8,662,000		8,024,000
Accumulated depletion, depreciation, amortization and impairment	(688,467,000)	(665,884,000)		(575,142,000)
Property and equipment, net	1,252,876,000	953,868,000		468,636,000
Other assets:
Equity investments	451,592,000	381,484,000		86,824,000
Other assets	13,159,000	13,295,000		5,123,000
Total other assets	464,751,000	394,779,000		91,947,000
Deferred tax asset		0		1,000,000
Total assets	2,004,470,000	1,578,368,000		691,158,000
Current liabilities:
Accounts payable and accrued liabilities	109,777,000	110,244,000		43,872,000
Accounts payable - intercompany	0
Asset retirement obligation - current	780,000	60,000	620,000	620,000
Short-term derivative instruments	9,689,000	10,442,000
Deferred tax liability	158,000	0
Current maturities of long-term debt	152,000	150,000		141,000
Total current liabilities	120,556,000	120,896,000		44,633,000
Asset retirement obligation - long-term	12,560,000	13,215,000	12,276,000	12,033,000
Deferred tax liability	45,382,000	18,607,000		0
Long-term debt, net of current maturities	298,921,000	298,888,000		2,142,000
Other non-current liabilities	142,000	354,000		0
Total liabilities	477,561,000	451,960,000		58,808,000
Stockholders' equity:
Common stock	773,000	674,000		556,000
Paid-in capital	1,395,288,000	1,036,245,000		604,584,000
Accumulated other comprehensive income (loss)	(6,629,000)	(3,429,000)		2,663,000
Retained earnings (accumulated deficit)	137,477,000	92,918,000		24,547,000
Total stockholders' equity	1,526,909,000	1,126,408,000	650,572,000	632,350,000	211,056,000	125,051,000
Total liabilities and stockholders' equity	2,004,470,000	1,578,368,000		691,158,000
Parent [Member]
Current assets:
Cash and cash equivalents	225,269,000	165,293,000	11,847,000	93,124,000	2,459,000	1,626,000
Accounts receivable - oil and gas	21,495,000	25,070,000		27,532,000
Accounts receivable - related parties	35,031,000	33,806,000		4,731,000
Accounts receivable - intercompany	15,604,000	15,368,000		11,267,000
Prepaid expenses and other current assets	1,435,000	1,506,000		1,327,000
Short-term derivative instruments	343,000	664,000		1,601,000
Total current assets	299,177,000	241,707,000		139,582,000
Property and equipment:
Oil and natural gas properties	1,927,051,000	1,606,172,000		1,026,017,000
Other property and equipment	8,897,000	8,642,000		8,004,000
Accumulated depletion, depreciation, amortization and impairment	(688,447,000)	(665,864,000)		(575,122,000)
Property and equipment, net	1,247,501,000	948,950,000		458,899,000
Other assets:
Equity investments	444,422,000	374,209,000		86,426,000
Other assets	13,159,000	13,295,000		5,123,000
Total other assets	457,581,000	387,504,000		91,549,000
Deferred tax asset		0		1,000,000
Total assets	2,004,259,000	1,578,161,000		691,030,000
Current liabilities:
Accounts payable and accrued liabilities	109,566,000	110,037,000		43,744,000
Accounts payable - intercompany	0	0
Asset retirement obligation - current	780,000	60,000		620,000
Short-term derivative instruments	9,689,000	10,442,000
Deferred tax liability	158,000
Current maturities of long-term debt	152,000	150,000		141,000
Total current liabilities	120,345,000	120,689,000		44,505,000
Asset retirement obligation - long-term	12,560,000	13,215,000		12,033,000
Deferred tax liability	45,382,000	18,607,000
Long-term debt, net of current maturities	298,921,000	298,888,000		2,142,000
Other non-current liabilities	142,000	354,000
Total liabilities	477,350,000	451,753,000		58,680,000
Stockholders' equity:
Common stock	773,000	674,000		556,000
Paid-in capital	1,395,288,000	1,036,245,000		604,584,000
Accumulated other comprehensive income (loss)	(6,629,000)	(3,429,000)		2,663,000
Retained earnings (accumulated deficit)	137,477,000	92,918,000		24,547,000
Total stockholders' equity	1,526,909,000	1,126,408,000		632,350,000
Total liabilities and stockholders' equity	2,004,259,000	1,578,161,000		691,030,000
Guarantor [Member]
Current assets:
Cash and cash equivalents	710,000	1,795,000	1,045,000	772,000	9,000	98,000
Accounts receivable - oil and gas	528,000	545,000		487,000
Accounts receivable - related parties	2,031,000	1,042,000
Accounts receivable - intercompany	0
Prepaid expenses and other current assets	0	0
Short-term derivative instruments	0	0
Total current assets	3,269,000	3,382,000		1,259,000
Property and equipment:
Oil and natural gas properties	5,368,000	4,918,000		9,737,000
Other property and equipment	27,000	20,000		20,000
Accumulated depletion, depreciation, amortization and impairment	(20,000)	(20,000)		(20,000)
Property and equipment, net	5,375,000	4,918,000		9,737,000
Other assets:
Equity investments	0
Other assets	0
Total other assets	0
Deferred tax asset		0
Total assets	8,644,000	8,300,000		10,996,000
Current liabilities:
Accounts payable and accrued liabilities	211,000	207,000		128,000
Accounts payable - intercompany	15,495,000	15,259,000		11,231,000
Asset retirement obligation - current	0	0
Short-term derivative instruments	0	0
Deferred tax liability	0
Current maturities of long-term debt	0	0
Total current liabilities	15,706,000	15,466,000		11,359,000
Asset retirement obligation - long-term	0	0
Deferred tax liability	0	0
Long-term debt, net of current maturities	0	0
Other non-current liabilities	0	0
Total liabilities	15,706,000	15,466,000		11,359,000
Stockholders' equity:
Common stock	0
Paid-in capital	322,000	322,000		322,000
Accumulated other comprehensive income (loss)	0
Retained earnings (accumulated deficit)	(7,384,000)	(7,488,000)		(685,000)
Total stockholders' equity	(7,062,000)	(7,166,000)		(363,000)
Total liabilities and stockholders' equity	8,644,000	8,300,000		10,996,000
Non-Guarantor [Member]
Current assets:
Cash and cash equivalents	1,000	0	1,000	1,000	0	0
Accounts receivable - oil and gas	0	0
Accounts receivable - related parties	0	0
Accounts receivable - intercompany	0
Prepaid expenses and other current assets	0	0
Short-term derivative instruments	0	0
Total current assets	1,000			1,000
Property and equipment:
Oil and natural gas properties	0	0
Other property and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment	0	0
Property and equipment, net	0
Other assets:
Equity investments	176,196,000	172,766,000		69,008,000
Other assets	0
Total other assets	176,196,000	172,766,000		69,008,000
Deferred tax asset		0
Total assets	176,197,000	172,766,000		69,009,000
Current liabilities:
Accounts payable and accrued liabilities	0
Accounts payable - intercompany	109,000	109,000		36,000
Asset retirement obligation - current	0	0
Short-term derivative instruments	0	0
Deferred tax liability	0
Current maturities of long-term debt	0	0
Total current liabilities	109,000	109,000		36,000
Asset retirement obligation - long-term	0	0
Deferred tax liability	0	0
Long-term debt, net of current maturities	0	0
Other non-current liabilities	0	0
Total liabilities	109,000	109,000		36,000
Stockholders' equity:
Common stock	0
Paid-in capital	181,878,000	174,348,000		70,433,000
Accumulated other comprehensive income (loss)	(1,125,000)	2,442,000		1,087,000
Retained earnings (accumulated deficit)	(4,665,000)	(4,133,000)		(2,547,000)
Total stockholders' equity	176,088,000	172,657,000		68,973,000
Total liabilities and stockholders' equity	176,197,000	172,766,000		69,009,000
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable - oil and gas	0	0
Accounts receivable - related parties	0	0
Accounts receivable - intercompany	(15,604,000)	(15,368,000)		(11,267,000)
Prepaid expenses and other current assets	0	0
Short-term derivative instruments	0	0
Total current assets	(15,604,000)	(15,368,000)		(11,267,000)
Property and equipment:
Oil and natural gas properties	0	0
Other property and equipment	0	0
Accumulated depletion, depreciation, amortization and impairment	0	0
Property and equipment, net	0
Other assets:
Equity investments	(169,026,000)	(165,491,000)		(68,610,000)
Other assets	0
Total other assets	(169,026,000)	(165,491,000)		(68,610,000)
Deferred tax asset		0
Total assets	(184,630,000)	(180,859,000)		(79,877,000)
Current liabilities:
Accounts payable and accrued liabilities	0
Accounts payable - intercompany	(15,604,000)	(15,368,000)		(11,267,000)
Asset retirement obligation - current	0	0
Short-term derivative instruments	0	0
Deferred tax liability	0
Current maturities of long-term debt	0	0
Total current liabilities	(15,604,000)	(15,368,000)		(11,267,000)
Asset retirement obligation - long-term	0	0
Deferred tax liability	0	0
Long-term debt, net of current maturities	0	0
Other non-current liabilities	0	0
Total liabilities	(15,604,000)	(15,368,000)		(11,267,000)
Stockholders' equity:
Common stock	0
Paid-in capital	(182,200,000)	(174,670,000)		(70,755,000)
Accumulated other comprehensive income (loss)	1,125,000	(2,442,000)		(1,087,000)
Retained earnings (accumulated deficit)	12,049,000	11,621,000		3,232,000
Total stockholders' equity	(169,026,000)	(165,491,000)		(68,610,000)
Total liabilities and stockholders' equity	$ (184,630,000)	$ (180,859,000)		$ (79,877,000)